As filed with the Securities and Exchange Commission on September 9, 2013

1933 Act File No. 33-20673

1940 Act File No. 811-05514

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 108	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 109	☒

WILMINGTON FUNDS

(Exact Name of Registrant as Specified in Charter)

111 South Calvert Street, 26th floor

Baltimore, Maryland 21202

(Address of Principal Executive Offices)

1-800-836-2211

(Registrant’s Telephone Number)

Michael D. Daniels

Wilmington Funds

111 South Calvert Street, 26th floor

Baltimore, Maryland 21202

(Name and Address of Agent for Service)

Notices should be sent to the Agent for Service

With a copy to:

Alison Fuller, Esq.

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, DC 20036

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)(1)(iii)
☐	60 days after filing pursuant to paragraph (a) (i)
☐	on pursuant to paragraph (a) (i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	on pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Wilmington Funds, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 9th day of September, 2013.

WILMINGTON FUNDS

By:	/s/ Lisa R. Grosswirth
Lisa R. Grosswirth, Secretary
September 9, 2013

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

	NAME	TITLE	DATE

By:	/s/ Lisa R. Grosswirth
	Lisa R. Grosswirth SECRETARY	Attorney-in-Fact For the Persons Listed Below	September 9, 2013

	Joseph J. Castiglia*	Chairman of the Board and Trustee

	Richard J. Berthy* (Principal Executive Officer)	Chief Executive Officer

	Samuel Guerrieri*	President

	Christopher W. Roleke* (Principal Financial Officer)	Treasurer

	William H. Cowie, Jr.*	Trustee

	John S. Cramer*	Trustee

	R. Samuel Fraundorf*	Trustee

	Daniel R. Gernatt, Jr.*	Trustee

	Richard B. Seidel*	Trustee

	Robert J. Truesdell*	Trustee

	Robert H. Arnold*	Trustee

	Nicholas A. Giordano*	Trustee

*	By Power of Attorney

EXHIBIT LIST

Exhibit No.	Description

EX-101.INSC	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase